Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2015 Fund - Class A
Expense Example:
1 year	$ 649
3 years	807
5 years	978
10 years	1,474
Fidelity Advisor Freedom 2015 Fund - Class C
Expense Example:
1 year	255
3 years	480
5 years	829
10 years	1,610
Fidelity Advisor Freedom 2015 Fund - Class M
Expense Example:
1 year	450
3 years	663
5 years	894
10 years	1,554
Fidelity Advisor Freedom 2015 Fund - Class I
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	653
Fidelity Advisor Freedom 2015 Fund - Class Z
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	$ 579